Annual Total Returns - Franklin Income Fund [BarChart] - Franklin Custodian Funds-31 - Franklin Income Fund - Class A	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	2.82%
Annual Return 2012	13.67%
Annual Return 2013	14.22%
Annual Return 2014	4.11%
Annual Return 2015	(7.82%)
Annual Return 2016	16.28%
Annual Return 2017	8.41%
Annual Return 2018	(5.77%)
Annual Return 2019	15.69%
Annual Return 2020	3.46%